Additional Information on the Nature of Comprehensive Income (Loss) Components (Tables)	12 Months Ended
Dec. 31, 2023
Additional Information on the Nature of Comprehensive Income (Loss) Components [Abstract]
Schedule of Additional Information on the Nature of Comprehensive Income (Loss) Components
	Year Ended December 31,
	2023	2022	2021
Expenses for employee benefits
Operating and maintenance costs	$737,354	$444,400	$384,427
Professional fees	187,913	307,534	91,249
Salaries	840,650	833,717	144,231
Share based compensation	1,620,777	3,296,238	7,804,271
	$3,386,694	$4,881,889	$8,424,178
Net financial expenses
Interest on loans	$228,374	$238,204	$96,134
Interest from promissory note receivable	(66,000)	-	-
Interest on lease liabilities	92,860	58,014	236,680
Accretion on PPA liability	(213,100)	-	-
	$42,134	$296,218	$332,814